Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (15,656)	$ (15,537)	$ (38,814)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	129	170	368
Gain on disposal of assets, net	(5)	(27)	(115)
Foreign exchange loss (gain)	340	538	(221)
Stock-based compensation expense	930	935	1,395
Amortization and write-off of deferred financing costs and discount on loans	898	151	10,508
Change in value of warrants and derivatives			305
Excess inventory expense	660	852
Change in operating assets and liabilities:
Increase in inventory	(16)	(541)	(1,315)
Decrease (increase) in prepaid expenses and other current assets	31	81	(19)
Decrease in other assets			26
Decrease in accounts payable	(122)	(602)	(769)
Increase (decrease) in accrued research contract costs	70	(314)	100
(Decrease) increase in other accrued liabilities	(112)	19	(1,035)
Increase in deferred revenue		5,000
Recognition of deferred revenue	(878)	(796)	(368)
(Decrease) increase in other liabilities	(271)	(329)	501
Net cash used in operating activities	(14,002)	(10,400)	(29,453)
Cash flows from investing activities:
Restricted cash from issuance of 7.5556% convertible subordinated notes			(9,444)
Release of restricted cash in connection with conversion of 7.5556% convertible subordinated notes	118	38	9,288
Purchase of property and equipment	(26)	(2)	(27)
Proceeds from sale of property and equipment	5	27	131
Net cash provided by (used in) investing activities	97	63	(52)
Cash flows from financing activities:
Proceeds from exercise of stock options and warrants		796	3,899
Proceeds from issuance of common stock and warrants, net	10,872	8,088	8,759
Proceeds from loans and warrants	8,600		25,000
Repayment of loans	(1,350)	(888)	(2,096)
Debt issuance costs	(282)	(359)	(1,688)
Net cash provided by financing activities	17,840	7,637	33,874
Effect of exchange rate changes on cash and cash equivalents	8	(7)	(17)
Net increase (decrease) in cash and cash equivalents	3,943	(2,707)	4,352
Cash and cash equivalents at beginning of year	2,435	5,142	790
Cash and cash equivalents at end of year	6,378	2,435	5,142
Supplemental disclosure of cash flow information:
Cash paid for interest	646	137	9,477
Cash paid for income taxes	4	4	4
Supplemental disclosure of non-cash financing activities:
Conversion of 7.5556% convertible subordinated notes into common stock			24,500
Reclassification of warrants from liability to equity			2,288
Unpaid financing costs	$ 301	$ 233